Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Diversified Municipal Portfolio

December 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.6%
Long-Term Municipal Bonds – 84.8%
Alabama – 1.9%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The) Series 2020 4.00%, 12/01/2050	$5,000	$5,544,767

Alaska – 0.2%
Northern Tobacco Securitization Corp. Series 2021-B 0.50%, 06/01/2031	700	698,716

Arizona – 2.3%
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 5.00%, 02/01/2023-02/01/2025	4,350	4,719,648
City of Glendale AZ (City of Glendale AZ COP) Series 2021 0.897%, 07/01/2024	2,000	1,982,099

		6,701,747

Arkansas – 1.9%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019-A 1.75%, 11/01/2032	5,405	5,445,708

California – 8.0%
California State University Series 2021-B 0.55%, 11/01/2049	2,000	1,976,616
Golden State Tobacco Securitization Corp. Series 2021 1.85%, 06/01/2031	1,000	1,001,102
Los Angeles Unified School District/CA Series 2020-R 5.00%, 07/01/2023	1,915	2,050,859
Orange County Transportation Authority Series 2021 5.00%, 10/15/2024	2,000	2,253,119
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2024	1,890	2,082,980
State of California Series 2020 5.00%, 03/01/2022	2,040	2,055,864
Series 2021 4.00%, 10/01/2024	4,520	4,966,132
University of California Series 2022-S 5.00%, 05/15/2023-05/15/2024(a)	6,500	6,948,234

		23,334,906

	Principal Amount (000)	U.S. $ Value

Colorado – 1.9%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2027	$1,175	$1,436,859
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2026	1,885	2,260,202
E-470 Public Highway Authority Series 2021-B 0.384% (SOFR + 0.35%), 09/01/2039(b)	1,500	1,503,709
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2022	210	218,828

		5,419,598

Connecticut – 0.4%
State of Connecticut Series 2019-A 5.00%, 04/15/2024	1,000	1,104,828

Delaware – 0.3%
Delaware River & Bay Authority Series 2022 5.00%, 01/01/2024(a)	820	862,737

District of Columbia – 4.8%
District of Columbia (District of Columbia Fed Hwy Grant) Series 2020 5.00%, 12/01/2023-12/01/2024	3,055	3,359,587
Metropolitan Washington Airports Authority Aviation Revenue Series 2014-A 5.00%, 10/01/2024	1,000	1,117,783
Series 2018-A 5.00%, 10/01/2025	1,145	1,323,784
Series 2020-A 5.00%, 10/01/2024	7,230	8,081,567

		13,882,721

Florida – 6.9%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2025	1,000	1,131,939
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 4.00%, 12/15/2023(c)	365	380,652
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	1,000	1,028,318
County of Osceola FL Transportation Revenue Series 2020-A 5.00%, 10/01/2022	260	268,847

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. Series 2021 0.30%, 12/01/2056 (Pre-refunded/ETM)	$5,750	$5,750,077
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2021 1.75%, 06/01/2026(c)	1,025	1,023,263
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	997,547
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	500	509,579
State of Florida Series 2019 5.00%, 07/01/2022	8,485	8,686,983
Village Community Development District No. 13 Series 2019 2.625%, 05/01/2024	375	381,850

		20,159,055

Georgia – 3.2%
City of Atlanta GA Department of Aviation Series 2021-C 5.00%, 07/01/2024	1,000	1,107,695
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2023	1,200	1,269,343
Development Authority of Monroe County (The) (Oglethorpe Power Corp.) Series 2013-A 1.50%, 01/01/2039	2,150	2,200,013
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2021-A 4.00%, 07/01/2052	4,000	4,622,867

		9,199,918

Guam – 0.9%
Antonio B Won Pat International Airport Authority Series 2019-A 5.00%, 10/01/2022 (Pre-refunded/ETM)	875	904,863
Series 2021-A 2.699%, 10/01/2026	610	609,188
Guam Department of Education (Guam Department of Education COP) Series 2020 3.625%, 02/01/2025	1,000	1,044,628

		2,558,679

	Principal Amount (000)	U.S. $ Value

Hawaii – 1.8%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2023-11/01/2024(a)	$5,020	$5,392,769

Illinois – 6.2%
City of Chicago IL Series 2020-A 5.00%, 01/01/2025	1,000	1,120,667
County of Cook IL Series 2012-C 5.00%, 11/15/2024	5,000	5,198,651
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020 5.00%, 05/15/2050	2,025	2,387,394
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024(a)	1,000	1,040,460
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2022	4,945	5,040,121
Sales Tax Securitization Corp. Series 2020-A 5.00%, 01/01/2026	2,740	3,192,876

		17,980,169

Indiana – 2.3%
Indiana Finance Authority (Fulcrum Centerpoint LLC) Series 2021 0.28%, 12/15/2045	2,000	2,000,010
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2023(a)	650	684,219
Indiana Finance Authority (Indiana Finance Authority State Revolving Fund) Series 2019 5.00%, 02/01/2023	3,950	4,152,097

		6,836,326

Kansas – 0.5%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) BAM Series 2021-K 0.662%, 05/01/2024	1,500	1,485,571

Kentucky – 5.1%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2015-A 5.00%, 09/01/2023	1,000	1,077,628
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2024	1,000	1,100,748

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (Morgan Stanley) Series 2018-A 4.00%, 04/01/2048	$5,000	$5,342,313
Louisville and Jefferson County Metropolitan Sewer District Series 2019 5.00%, 05/15/2022	4,505	4,584,808
Series 2021 3.00%, 10/14/2022	2,750	2,810,579

		14,916,076

Louisiana – 0.8%
Louisiana Stadium & Exposition District Series 2021 4.00%, 07/03/2023	2,000	2,082,354
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(c)	100	113,720
6.10%, 06/01/2038-12/01/2040(c)	205	269,933

		2,466,007

Massachusetts – 1.3%
City of Cambridge MA Series 2020 5.00%, 02/15/2023	1,645	1,733,051
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2022-07/01/2026	665	707,249
Massachusetts Development Finance Agency (Springfield College) Series 2021 5.00%, 06/01/2023	365	387,100
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2020-C 5.00%, 10/01/2022-10/01/2025	795	858,739

		3,686,139

Michigan – 1.5%
City of Detroit MI Series 2018 5.00%, 04/01/2022-04/01/2023	1,470	1,513,939
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 0.688% (LIBOR 3 Month+ 0.60%), 07/01/2032(b)	2,530	2,539,334

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B 1.25%, 06/01/2030	$340	$340,975

		4,394,248

Nebraska – 0.3%
Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	810	899,202

Nevada – 1.3%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(c)	145	147,119
Clark County School District Series 2021-A 5.00%, 06/15/2027	2,150	2,623,302
State of Nevada Department of Business & Industry Series 2021 0.25%, 01/01/2050 (Pre-refunded/ETM)(c)	1,000	1,000,029

		3,770,450

New Jersey – 4.0%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019-H 5.25%, 09/01/2022(c)	3,000	3,097,844
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2020 1.20%, 11/01/2034	4,000	4,029,511
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 12/15/2024	490	552,735
New Jersey Turnpike Authority Series 2021-B 0.638%, 01/01/2024	1,125	1,111,914
State of New Jersey Series 2020 5.00%, 06/01/2028	2,370	2,944,087

		11,736,091

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 2.25%, 05/15/2024	600	600,462

	Principal Amount (000)	U.S. $ Value

New York – 7.1%
Metropolitan Transportation Authority Series 2019-D 5.00%, 09/01/2022	$1,635	$1,685,816
Series 2020-A 5.00%, 02/01/2023	925	971,270
Series 2021-D 0.364% (SOFR + 0.33%), 11/01/2035(b)	1,900	1,890,454
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2019-A 5.00%, 03/01/2022	1,555	1,566,806
New York State Dormitory Authority Series 2017-B 5.00%, 02/15/2023 (Pre-refunded/ETM)	915	963,506
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2023	420	442,432
Series 2021 0.267%, 03/15/2023	4,880	4,854,169
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2022-12/01/2023	1,880	2,021,419
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2025-06/01/2026	4,450	5,216,498
Syracuse Industrial Development Agency (City School District of Syracuse Lease) Series 2020-A 4.00%, 05/01/2022	1,060	1,073,201

		20,685,571

North Carolina – 1.3%
City of Charlotte NC Airport Revenue Series 2021-B 5.00%, 07/01/2024-07/01/2025	1,880	2,121,823
State of North Carolina Series 2013-D 4.00%, 06/01/2022	1,605	1,630,463

		3,752,286

Ohio – 1.0%
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2022	110	114,723
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2021 1.50%, 02/01/2026	2,000	2,019,021
State of Ohio (State of Ohio Department of Transportation) Series 2019-2 5.00%, 12/15/2022	680	710,952

		2,844,696

	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.1%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022	$135	$137,652
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	100	100,478

		238,130

Pennsylvania – 1.5%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2023(c)	370	388,601
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 5.00%, 04/15/2022	170	172,276
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2023	800	848,221
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 4.00%, 11/01/2022-11/01/2024	750	803,303
5.00%, 11/01/2025-11/01/2026	1,850	2,168,822

		4,381,223

South Carolina – 1.0%
Piedmont Municipal Power Agency (Piedmont Municipal Power Agency Catawba Project Power Sales Revenue) Series 2021-A 4.00%, 01/01/2024-01/01/2025	2,765	2,998,988

Texas – 7.0%
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021 4.00%, 08/15/2027-08/15/2028	2,965	3,380,646
Dallas Fort Worth International Airport Series 2021-A 5.00%, 11/01/2027	1,295	1,596,170
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2020 5.00%, 06/01/2024-06/01/2032	5,355	6,192,466
Houston Independent School District Series 2020 4.00%, 06/01/2029	2,030	2,133,329
San Antonio Independent School District/TX Series 2021 5.00%, 08/15/2022	2,250	2,317,019
State of Texas Series 2021-A 4.00%, 08/01/2025	2,250	2,517,509

	Principal Amount (000)	U.S. $ Value

Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2023	$2,150	$2,326,827

		20,463,966

Virginia – 0.7%
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2022-01/01/2025	1,805	1,912,618

Washington – 4.0%
King County School District No. 414 Lake Washington Series 2016 5.00%, 12/01/2022	1,040	1,085,624
State of Washington Series 2019-R 5.00%, 01/01/2023	3,015	3,159,181
Series 2021 5.00%, 06/01/2024-06/01/2025	4,500	5,102,549
Tobacco Settlement Authority/WA Series 2013 5.00%, 06/01/2023	855	910,928
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2021 5.00%, 12/01/2022-12/01/2026(c)	1,235	1,392,971
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(c)	100	100,080

		11,751,333

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	531	543,564
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	100	105,306

		648,870

Wisconsin – 2.9%
State of Wisconsin Series 2015-C 5.00%, 05/01/2022	3,985	4,048,100
Series 2021-2 5.00%, 05/01/2023	3,275	3,482,339
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2023(c)	710	744,291

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (St .Camillus Health System Obligated Group) Series 2019 2.25%, 11/01/2026	$100	$100,334
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027	200	200,709

		8,575,773

Total Long-Term Municipal Bonds (cost $245,563,419)		247,330,344

Short-Term Municipal Notes – 15.8%
California – 0.7%
California State Public Works Board (California State Public Works Board Lease) Series 2021-A 5.00%, 02/01/2022	2,050	2,057,448

District of Columbia – 0.4%
District of Columbia (MedStar Health Obligated Group) Series 2012-A 0.10%, 08/15/2038(d)	1,250	1,250,000

Florida – 2.3%
City of Gainesville FL (Gainesville Jewish Student Foundation, Inc.) Series 2021 0.10%, 05/01/2033(d)	1,250	1,250,000
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) Series 2002 0.12%, 07/01/2032(d)	3,500	3,500,000
Orange County Health Facilities Authority (Nemours Foundation/Florida) Series 2017-C 0.09%, 01/01/2039(d)	1,870	1,870,000

		6,620,000

Indiana – 1.4%
City of Atlanta GA Department of Aviation Series 2021-C 5.00%, 07/01/2022	2,025	2,072,899
City of Indianapolis IN (Foundation for Affordable Rental Housing, Inc.) Series 2008 0.10%, 05/15/2038(d)	2,000	2,000,000

		4,072,899

	Principal Amount (000)	U.S. $ Value

Iowa – 0.9%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 0.09%, 12/01/2041(d)	$1,605	$1,605,000
0.12%, 11/15/2041(d)	890	890,000

		2,495,000

Kentucky – 0.8%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-A 0.10%, 10/01/2039(d)	2,200	2,200,000

Maryland – 1.3%
Maryland Health & Higher Educational Facilities Authority (Luminis Health Obligated Group) Series 2011 0.10%, 07/01/2043(d)	1,900	1,900,000
State of Maryland Department of Transportation Series 2022-2 5.00%, 12/01/2022(a)	1,910	1,977,213

		3,877,213

Massachusetts – 0.1%
Massachusetts Development Finance Agency (Springfield College) Series 2021 5.00%, 06/01/2022	135	137,467

Michigan – 0.5%
Michigan Finance Authority Series 2021-A 3.00%, 07/20/2022	1,485	1,507,775

Minnesota – 0.6%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2008 0.10%, 11/15/2034(d)	1,785	1,785,000

Mississippi – 0.3%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2022(c)	800	821,741

New Jersey – 1.3%
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-C 0.08%, 07/01/2036(d)	1,055	1,055,000
Township of North Bergen NJ Series 2021 2.00%, 04/27/2022	2,750	2,766,147

		3,821,147

	Principal Amount (000)	U.S. $ Value

New York – 0.5%
City of New York NY Series 2016 0.10%, 08/01/2044(d)	$1,575	$1,575,000

Oregon – 0.9%
Clackamas County Hospital Facility Authority (Legacy Health Obligated Group) Series 2008-A 0.08%, 06/01/2037(d)	2,700	2,700,000

Rhode Island – 0.4%
Rhode Island Health and Educational Building Corp. (Roger Williams University) Series 2012-B 0.09%, 11/15/2038(d)	1,240	1,240,000

Texas – 2.7%
City of Houston TX Series 2021 2.00%, 06/30/2022	3,000	3,027,648
City of Houston TX Combined Utility System Revenue Series 2013 0.08%, 05/15/2034(d)	1,100	1,100,000
Series 2016 0.08%, 05/15/2034(d)	1,925	1,925,000
City of San Antonio TX Series 2021 5.00%, 08/01/2022	1,795	1,845,113

		7,897,761

Washington – 0.7%
Washington State Housing Finance Commission (Vintage at Urban Center LLC) Series 2015 0.07%, 07/01/2047(d)	1,975	1,975,000

Total Short-Term Municipal Notes (cost $46,035,974)		46,033,451

Total Municipal Obligations (cost $291,599,393)		293,363,795

CORPORATES - INVESTMENT GRADE – 1.0%
Industrial – 1.0%
Capital Goods – 0.7%
John Deere Capital Corp. 0.169% (SOFR + 0.12%), 07/10/2023(b)	1,000	998,880
Caterpillar Financial Services Corp. 0.32% (SOFR + 0.27%), 09/13/2024(b)	1,000	999,970

		1,998,850

Consumer Cyclical - Entertainment – 0.3%
YMCA of Greater New York 2.303%, 08/01/2026	1,000	1,010,340

	Principal Amount (000)	U.S. $ Value

Total Corporates - Investment Grade (cost $3,000,000)		$3,009,190

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Transportation - Airlines – 0.1%
United Airlines, Inc. 4.375%, 04/15/2026(c) (cost $300,000)	$300	313,020

	Shares

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $4,202,990)	4,202,990	4,202,990

Total Investments – 103.2% (cost $299,102,383)(h)		300,888,995
Other assets less liabilities – (3.2)%		(9,330,734)

Net Assets – 100.0%		$291,558,261

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	670	01/15/2027	CPI#	3.323%	Maturity	$(9,438)	$—	$(9,438)
USD	225	01/15/2025	2.585%	CPI#	Maturity	13,171	—	13,171
USD	225	01/15/2025	2.613%	CPI#	Maturity	12,911	—	12,911
USD	450	01/15/2025	2.565%	CPI#	Maturity	26,720	—	26,720
USD	800	01/15/2027	CPI#	3.320%	Maturity	(11,429)	—	(11,429)
USD	850	01/15/2027	CPI#	3.466%	Maturity	(3,833)	(1,166)	(2,667)
USD	1,310	01/15/2029	CPI#	3.290%	Maturity	47	—	47
USD	425	01/15/2030	1.572%	CPI#	Maturity	67,459	—	67,459
USD	425	01/15/2030	1.587%	CPI#	Maturity	66,796	—	66,796
USD	875	01/15/2030	1.714%	CPI#	Maturity	125,895	—	125,895
USD	875	01/15/2030	1.731%	CPI#	Maturity	124,329	—	124,329
USD	320	01/15/2031	2.680%	CPI#	Maturity	17,639	—	17,639
USD	430	01/15/2031	2.989%	CPI#	Maturity	8,537	—	8,537
USD	500	01/15/2031	2.782%	CPI#	Maturity	21,783	—	21,783
USD	300	04/15/2032	CPI#	2.748%	Maturity	(12,777)	—	(12,777)
USD	380	04/15/2032	CPI#	2.909%	Maturity	(8,433)	—	(8,433)

						$439,377	$(1,166)	$440,543

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	170	02/15/2041	1.868%	3 Month LIBOR	Semi- Annual/ Quarterly	$(4,641)	$—		$(4,641)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	580	10/09/2029	1.120%	SIFMA*	Quarterly	$2,027	$—	$2,027
Citibank, NA	USD	580	10/09/2029	1.125%	SIFMA*	Quarterly	1,783	—	1,783

							$3,810	$—	$3,810

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $9,793,264 or 3.4% of net assets.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,704,024 and gross unrealized depreciation of investments was $(477,700), resulting in net unrealized appreciation of $2,226,324.

As of December 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.7% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

OSF – Order of St. Francis

UPMC – University of Pittsburgh Medical Center

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$247,330,344	$—	$247,330,344
Short-Term Municipal Notes	—	46,033,451	—	46,033,451
Corporates - Investment Grade	—	3,009,190	—	3,009,190
Corporates - Non-Investment Grade	—	313,020	—	313,020
Short-Term Investments	4,202,990	—	—	4,202,990

Total Investments in Securities	4,202,990	296,686,005	—	300,888,995
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	485,287	—	485,287

Investments in Securities:	Level 1	Level 2	Level 3	Total
Interest Rate Swaps	$—	$3,810	$—	$3,810
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(45,910)	—	(45,910)
Centrally Cleared Interest Rate Swaps	—	(4,641)	—	(4,641)

Total	$4,202,990	$297,124,551	$—	$301,327,541

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

Portfolio	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$56,136	$51,933	$4,203	$0	*

*	Amount less than $500.